Derivative financial instruments and Short positions (Details 11) - Swap contract - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Hedge Instruments
Adjustment to Fair Value		R$ (25,142)	R$ (27,261)	R$ (35,492)
Fair Value		160,114	48,169	(1,151,442)
Liabilities
Hedge Instruments
Adjustment to Fair Value		(122,988)	(164,925)	(187,285)
Fair Value		(2,200,956)	(1,904,020)	(9,082,542)
Indexed to Foreign Currency - Pre Dollar | Liabilities
Hedge Instruments
Adjustment to Fair Value		0	0	(17,767)
Fair Value		0	0	(6,598,073)
CDI (Interbank Deposit Rates) | Liabilities
Hedge Instruments
Adjustment to Fair Value		(5,735)	(995)	0
Fair Value		(147,925)	(341,938)	0
Indexed to Foreign Currency - Reais | Liabilities
Hedge Instruments
Adjustment to Fair Value		0	(1,288)	0
Fair Value		0	(199,954)	(22,855)
Indexed to Foreign Currency - Pre Euro | Liabilities
Hedge Instruments
Adjustment to Fair Value		13,639	(102,998)	(133,376)
Fair Value		(895,399)	(805,326)	(1,851,822)
Indexed to Foreign Currency - Dollar | Liabilities
Hedge Instruments
Adjustment to Fair Value		(130,892)	(59,367)	(34,379)
Fair Value		(1,157,632)	(548,684)	(544,339)
Indexed to Foreign Currency - Reais | Liabilities
Hedge Instruments
Adjustment to Fair Value		0	(277)	(1,763)
Fair Value		0	(8,118)	(65,453)
Assets
Hedge Instruments
Adjustment to Fair Value		97,846	137,664	151,793
Fair Value		2,361,070	1,952,189	7,931,100
Assets | Indexed to Foreign Currency - Swiss Franc
Hedge Instruments
Adjustment to Fair Value		0	0	6,998
Fair Value		0	0	1,244,985
Assets | Indexed to Foreign Currency - Chile
Hedge Instruments
Adjustment to Fair Value		0	0	1,622
Fair Value		0	0	302,907
Assets | Indexed in Reais
Hedge Instruments
Adjustment to Fair Value	[1]	0	0	(13,690)
Fair Value	[1]	0	0	3,733,095
Assets | Indexed to Foreign Currency - Pre Dollar
Hedge Instruments
Adjustment to Fair Value		(42,149)	84,812	127,632
Fair Value		992,879	1,477,821	2,170,572
Assets | Indexed to Foreign Currency - Euro
Hedge Instruments
Adjustment to Fair Value		134,435	52,852	29,231
Fair Value		1,223,004	474,368	479,541
Assets | Indexed to Foreign Currency - USD/BRL - Dollar
Hedge Instruments
Adjustment to Fair Value		5,560	0	0
Fair Value		R$ 145,187	R$ 0	R$ 0

[1]	Operations maturing between January, 30 2018 and September 30, 2022 (12/31/2016 - operations maturing between January, 2017 to December, 2025 and 12/31/2015 - operations maturing between August 2016 and June 2021), which objects 'hedge' contracts are loans from lending institutions.